Fair value measurements - FY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair value measurements [Abstract]
Fair value measurements
3.	Fair value measurements

Fair value was estimated for each class of financial instrument for which it was practical to estimate fair value. Fair value is defined as the price in the principal market that would be received for an asset to facilitate an orderly transaction between market participants on the measurement date. Market participants are assumed to be independent, knowledgeable, able and willing to transact an exchange and not acting under duress. Fair value hierarchy disclosures are based on the quality of inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Adjustments to transaction prices or quoted market prices may be required in illiquid or disorderly markets in order to estimate fair value. The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are defined as follows:

Level 1 - Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities traded in active markets.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and market-corroborated inputs.

Level 3 - Inputs to the valuation methodology are unobservable for the asset or liability and are significant to the fair value measurement.

Fair values of the Company’s investment portfolio are estimated using unadjusted prices obtained by its investment manager from third party pricing services, where available. For securities where the Company is unable to obtain fair values from a pricing service or broker, fair values are estimated using information obtained from the Company’s investment manager. Management performs several procedures to ascertain the reasonableness of investment values included in the condensed consolidated financial statements including 1) obtaining and reviewing internal control reports from the Company’s investment manager that obtain fair values from third party pricing services, 2) discussing with the Company’s investment manager its process for reviewing and validating pricing obtained from outside pricing services and 3) reviewing the security pricing received from the Company’s investment manager and monitoring changes in unrealized gains and losses. The Company has evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs.

The following tables present the balances of assets measured at fair value on a recurring basis as of September 30, 2016 and December 31, 2015, by level within the fair value hierarchy.

	September 30, 2016
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$12,439	$—	$—	$12,439
Obligations of states, municipalities and political subdivisions	—	90,944	—	90,944
Corporate and other securities	—	129,359	—	129,359
Asset-backed securities	—	75,657	—	75,657
Residential mortgage-backed securities	—	90,380	—	90,380
Total fixed maturities	12,439	386,340	—	398,779

Equity securities:
Exchange traded funds	17,788	—	—	17,788
Short-term investments	—	254	—	254
Total	$30,227	$386,594	$—	$416,821

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$3,433	$—	$—	$3,433
Obligations of states, municipalities and political subdivisions	—	72,513	—	72,513
Corporate and other securities	—	129,521	—	129,521
Asset-backed securities	—	58,307	—	58,307
Residential mortgage-backed securities	—	63,828	—	63,828
Total fixed maturities	3,433	324,169	—	327,602

Equity securities:
Exchange traded funds	14,240	—	—	14,240
Short-term investments	—	2,299	—	2,299
Total	$17,673	$326,468	$—	$344,141

There were no transfers into or out of Level 1 and Level 2 during the three and nine months ended September 30, 2016. There were no assets or liabilities measured at fair value on a nonrecurring basis as of September 30, 2016 and December 31, 2015.

Due to the relatively short-term nature of cash, cash equivalents, receivables and payables, their carrying amounts are reasonable estimates of fair value. Additionally, due to variable interest rates and no change in the Company’s credit standing, the carrying value of the note payable approximates fair value as of September 30, 2016 and December 31, 2015.

3.	Fair value measurements

Fair value was estimated for each class of financial instrument for which it was practical to estimate fair value. Fair value is defined as the price in the principal market that would be received for an asset to facilitate an orderly transaction between market participants on the measurement date. Market participants are assumed to be independent, knowledgeable, able and willing to transact an exchange and not acting under duress. Fair value hierarchy disclosures are based on the quality of inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Adjustments to transaction prices or quoted market prices may be required in illiquid or disorderly markets in order to estimate fair value. The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are defined as follows:

Level 1 - Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities traded in active markets.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and market-corroborated inputs.

Level 3 - Inputs to the valuation methodology are unobservable for the asset or liability and are significant to the fair value measurement.

Fair values of the Company’s investment portfolio are estimated using unadjusted prices obtained by its investment manager from third-party pricing services, where available. For securities where the Company is unable to obtain fair values from a pricing service or broker, fair values are estimated using information obtained from the Company’s investment manager. Management performs several procedures to ascertain the reasonableness of investment values included in the consolidated financial statements at December 31, 2015, including 1) obtaining and reviewing internal control reports from the Company’s investment manager that obtain fair values from third-party pricing services, 2) discussing with the Company’s investment managers their process for reviewing and validating pricing obtained from outside pricing services and 3) reviewing the security pricing received from the Company’s investment manager and monitoring changes in unrealized gains and losses. The Company has evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs.

The following tables present the balances of assets measured at fair value on a recurring basis as of December 31, 2015 and 2014, by level within the fair value hierarchy.

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$3,433	$—	$—	$3,433
Obligations of states, municipalities and political subdivisions	—	72,513	—	72,513
Corporate and other securities	—	129,521	—	129,521
Asset-backed securities	—	58,307	—	58,307
Residential mortgage-backed securities	—	63,828	—	63,828
Total fixed maturities	3,433	324,169	—	327,602

Equity securities:
Exchange traded funds	14,240	—	—	14,240
Short-term investments	—	2,299	—	2,299
Total	$17,673	$326,468	$—	$344,141

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$2,413	$8,031	$—	$10,444
Obligations of states, municipalities and political subdivisions	—	61,632	—	61,632
Corporate and other securities	—	87,756	—	87,756
Asset-backed securities	—	36,638	—	36,638
Residential mortgage-backed securities	—	53,264	—	53,264
Total fixed maturities	2,413	247,321	—	249,734

Equity securities:
Exchange traded funds	14,336	—	—	14,336
Short-term investments	—	4,257	—	4,257
Total	$16,749	$251,578	$—	$268,327

The following table summarizes changes in Level 3 investments measured at fair value on a recurring basis:

	Year Ended December 31,
	2015	2014
	(in thousands)
Balance, beginning of year	$—	$6,692
Total gains (losses) included in:
Net income	—	57
Other comprehensive income	—	142
Purchases	—	444
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(7,335)
Balance, end of year	$—	$—

There were no transfers into or out of Level 1 and Level 2 during the year ended December 31, 2015. During 2013, the Company purchased certain municipal bonds for $7.0 million, which were classified as Level 3 investments since the fair values of those securities were estimated using broker quotes at that time. During 2014, those municipal bonds were transferred from Level 3 to Level 2 based on observable inputs at the valuation date. There were no transfers into or out of Level 1 during the year ended December 31, 2014. There were no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014.

Due to the relatively short-term nature of cash, cash equivalents, receivables, and payables, their carrying amounts are reasonable estimates of fair value. Additionally, due to variable rates associated with the note payable, carrying value approximates fair value.